Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings per Share

For the years ended December 31, 2014, December 31, 2013 and December 31, 2012, the diluted weighted average number of shares includes the incremental effect of outstanding stock based incentive awards.

(In thousands, except share data)	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2012
Class A common shares
Weighted average number of common shares outstanding (B)	47,541,409	47,513,846	47,481,766
Weighted average number of RSU’s without service conditions (note 15) (B)	168,904	93,904	18,904
Dilutive effect of share-based awards	113,423	159,516	110,987

Common shares and common share equivalents (F)	47,823,736	47,767,266	47,611,657

Class B common shares
Weighted average number of common shares outstanding (D)	7,405,956	7,405,956	7,405,956
Dilutive effect of share-based awards	—	—	—

Common shares (H)	7,405,956	7,405,956	7,405,956

Basic Earnings per Share
Net income available to common shareholders	$4,996	$32,518	$31,928

Available to:
- Class A shareholders for period	$4,996	$32,518	$31,928
- Class A shareholders for arrears	—	—	—
- Class B shareholders for period	—	—	—
- allocate pro-rata between Class A and B	—	—	—

Net income available for Class A (A)	$4,996	$32,518	$31,928
Net income available for Class B (C)	—	—	—

Basic Earnings per share:
Class A (A/B)	$0.10	$0.68	$0.67
Class B (C/D)	—	—	—

Diluted Earnings per Share
Net income available to common shareholders	$4,996	$32,518	$31,928

Available to:
- Class A shareholders for period	$4,996	$32,518	$31,928
- Class A shareholders for arrears	—	—	—
- Class B shareholders for period	—	—	—
- allocate pro rata between Class A and B	—	—	—

Net income available for Class A (E)	$4,996	$32,518	$31,928
Net income available for Class B (G)	—	—	—

Diluted Earnings per share:
Class A (E/F)	$0.10	$0.68	$0.67
Class B (G/H)	—	—	—